Discontinued operations (Narrative) (Details) - Huya - USD ($) $ in Thousands			12 Months Ended
	Apr. 03, 2020	Apr. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest discontinued operation disposal group held	31.20%	38.70%
Percentage of voting discontinued operation disposal group held	43.00%	53.00%
Held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax income from the date of disposal				$ 21,935	$ 81,960
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax income from the date of disposal			$ 39,429	119,428
Share of income (loss) in equity method investments, net of income taxes			$ 7,855	$ 2,431